Group income statement - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit (loss) [abstract]
Sales and other operating revenues (Note 6)		$ 75,439	$ 56,511	$ 143,611	$ 112,374
Earnings from joint ventures – after interest and tax		220	160	513	365
Earnings from associates – after interest and tax		1,027	371	1,441	522
Interest and other income		165	127	324	249
Gains on sale of businesses and fixed assets		56	197	161	242
Total revenues and other income		76,907	57,366	146,050	113,752
Purchases		58,424	42,555	109,936	83,530
Production and manufacturing expenses	[1]	5,515	5,761	10,953	11,016
Production and similar taxes (Note 8)		531	347	899	815
Depreciation, depletion and amortization (Note 7)		3,811	3,793	7,742	7,635
Impairment and losses on sale of businesses and fixed assets		(23)	51	68	504
Exploration expense		164	850	678	1,262
Distribution and administration expenses		2,929	2,540	5,723	4,893
Profit (loss) before interest and taxation		5,556	1,469	10,051	4,097
Finance costs	[1]	535	487	1,088	947
Net finance expense relating to pensions and other post-retirement benefits		31	54	62	107
Profit (loss) before taxation		4,990	928	8,901	3,043
Taxation	[1]	2,117	772	3,497	1,395
Profit (loss) for the period		2,873	156	5,404	1,648
Attributable to
BP shareholders		2,799	144	5,268	1,593
Non-controlling interests		$ 74	$ 12	$ 136	$ 55
Ordinary Shares
Profit (loss) for the period attributable to BP shareholders
Basic earnings (loss) per share (USD per share)		$ 0.1403	$ 0.0073	$ 0.2642	$ 0.0812
Diluted earnings (loss) per share (USD per share)		0.1396	0.0072	0.2627	0.0808
American Depositary Share
Profit (loss) for the period attributable to BP shareholders
Basic earnings (loss) per share (USD per share)		0.84	0.04	1.59	0.49
Diluted earnings (loss) per share (USD per share)		$ 0.84	$ 0.04	$ 1.58	$ 0.48

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.